1933 Act File No. 2-91776
                                               1940 Act File No. 811-3984

                          SECURITIES AND EXCHANGE COMMISSION
                                 Washington, DC 20549

                                       Form N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                     X

    Pre-Effective Amendment No.....................................

    Post-Effective Amendment No.   48..............................         X_

                                        and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940           _ X

    Amendment No.   43  ...........................................        _X

                         FEDERATED INTERNATIONAL SERIES, INC.

                  (Exact Name of Registrant as Specified in Charter)

                               Federated Investors Funds
                                 5800 Corporate Drive
                          Pittsburgh, Pennsylvania 15237-7000
                       (Address of Principal Executive Offices)

                                    (412) 288-1900
                            (Registrant's Telephone Number)

                              John W. McGonigle, Esquire
                               Federated Investors Tower
                                  1001 Liberty Avenue
                          Pittsburgh, Pennsylvania 15222-3779
                        (Name and Address of Agent for Service)
                   (Notices should be sent to the Agent for Service)

It is proposed that this filing will become effective:

     immediately upon filing pursuant to paragraph (b)
____ on _________________ pursuant to paragraph (b)
___  60 days after filing pursuant to paragraph (a) (i)
  X  on February 1, 2007, pursuant to paragraph (a) (i)
     75 days after filing pursuant to paragraph (a)(ii)
     on _           _ pursuant to paragraph (a)(ii) of Rule 485.

If appropriate, check the following box:

     This post-effective amendment designates a new effective date for a previously filed post-effective amendment.
                                 Copies To:
Matthew G. Maloney, Esquire
Dickstein Shapiro LLP
1825 Eye Street, NW
Washington, D.C.  20006









PART C.     OTHER INFORMATION

Item 23.     Exhibits:

             (a)    (i)          Conformed copy of the Articles of
                                 Incorporation of the Registrant; (10)
                    (ii)         Conformed copy of Amendment Nos. 3-8 to
                                 the Articles of Incorporation of
                                 Registrant; (23)
                    (iii)        Conformed copy of Amendment No. 9 to the
                                 Articles of Incorporation of the
                                 Registrant; (26)
             (b)    (i)          Copy of the By-Laws of the Registrant;
                                 (10)
                    (ii)         Copies of Amendment Nos. 1-4 to the By-
                                 Laws of the Registrant; (21)
                    (iii)        Copy of Amendment No. 5 to the By-Laws
                                 of the Registrant; (27)
                    (iv)         Copy of Amendment No. 6 to the By-Laws
                                 of the Registrant; (28)
                    (v)          Copies of Amendment Nos. 7 and 8  to the
                                 By-Laws of the Registrant; (31)
                    (vi)         Copy of Amendment No. 8 to the By-Laws
                                 of the Registrant; (33)
             (c)                 Copy of Specimen Certificate for Shares
                                 of Common Stock for Class A Shares,
                                 Class B Shares, and Class C Shares of
                                 International Equity Fund and
                                 International Income Fund; (14)
             (d)    (i)          Conformed copy of Investment Advisory Contract
                                 of the Registrant; (15)
                    (ii)         Conformed copy of Assignment of
                                 Investment Advisory Contract; (16)
                    (iii)        Conformed copy of Amendment to
                                 Investment Advisory Contract between
                                 Federated International Series, Inc. and
                                 Federated Global Investment Management
                                 Corp.; (27)
                    (iv)         Conformed copy of Assignment of
                                 Investment Advisory Contract to
                                 Federated Investment Management Company
                                 for Federated International Bond Fund;
                                 (28)
             (e)    (i)          Conformed copy of Distributor's Contract
                                 of the Registrant, through and including
                                 Exhibit E; (14)
                    (ii)         Conformed copy of Exhibit F to the
                                 Distributor's Contract of the
                                 Registrant; (16)
                    (iii)        The Registrant hereby incorporates the
                                 conformed copy of the specimen Mutual
                                 Funds and Service Agreement; Mutual
                                 Funds Service Agreement; and Plan
                                 Trustee/Mutual Funds Service Agreement
                                 from Item 24(b)(6) of the Cash Trust
                                 Series II Registration Statement on Form
                                 N-1A filed with the Commission on July
                                 24, 1995. (File Nos. 33-38550 and 811-
                                 6269);
                    (iv)         Conformed copy of Distributor's Contract
                                 on behalf of the Registrant (Class B
                                 Shares); (20)
                    (iii)        Conformed copy of Amendment to
                                 Distributor's Contract between the
                                 Registrant and Federated Securities
                                 Corp. (Class B Shares); (26)
                    (iv)         Conformed copy of Amendment to
                                 Distributor's Contract; (28)
             (f)                 Not applicable;
             (g)    (i)          Conformed copy of the Custodian Contract
                                 of the Registrant (14);
                    (ii)         Conformed copy of Fee Schedule for
                                 Custodian Contract; (19)
             (h)    (i)          Conformed copy of Amended and Restated
                                 Agreement for Fund Accounting Services,
                                 Administrative Services, Transfer Agency
                                 Services, and Custody Services
                                 Procurement; (21)
                    (ii)         Conformed copy of Amendment to Agreement
                                 for Fund Accounting Services,
                                 Administrative Services, Transfer Agency
                                 Services, and Custody Services
                                 Procurement; (26)
                    (iii)        The responses described in Item
                                 23(e)(iii) are hereby incorporated by
                                 reference;
                    (iv)         The Registrant hereby incorporates
                          the conformed copy of Amendment No.   2 to the
                          Amended & Restated   Agreement for Fund
                          Accounting   Services, Administrative Services,
                          Transfer Agency Services and Custody   Services
                          Procurement from Item 23   (h)(v) of the
                          Federated U.S.   Government Securities:  2-5
                          Years   Registration Statement on Form N-1A,
                          filed with the Commission on March   30, 2004.
                          (File Nos. 2-75769 and   811-3387);
                    (v)          The Registrant hereby incorporates
                          the conformed copy of Amendment No.   3 to the
                          Amended & Restated   Agreement for Fund
                          Accounting   Services, Administrative Services,
                          Transfer Agency Services and Custody   Services
                          Procurement from Item 23   (h)(v) of the
                          Federated U.S.   Government Securities:  2-5
                          Years   Registration Statement on Form N-1A,
                          filed with the Commission on March   30, 2004.
                          (File Nos. 2-75769 and   811-3387);
                    (vi)         Conformed copy of Principal Shareholder
                                 Servicer's Agreement of the Registrant
                                 (Class B Shares); (20)
                    (vii)        Conformed copy of Shareholder Services
                                 Agreement of the Registrant (Class B
                                 Shares); (20)
                    (viii)       The Registrant hereby incorporates
                          the  conformed copy of the Second   Amended and
                          Restated  Services    Agreement,  with attached
                          Schedule   1     revised  6/30/04,  from   Item
                          (h)(vii)    of the  Cash  Trust  Series,   Inc.
                          Registration  Statement  on  Form N-1A,   filed
                          with the Commission on July    29,  2004. (File
                          Nos. 33-29838 and   811-5843)
                    (ix)         The Registrant hereby incorporates
                          the    conformed    copy   of   the   Financial
                          Administration   and   Accounting      Services
                          Agreement,  with  attached    Exhibit A revised
                          6/30/04,  from  Item   (h)(viii)  of  the  Cash
                          Trust Series,   Inc.  Registration Statement on
                          Form    N-1A,  filed  with  the  Commission  on
                          July 29, 2004. (File Nos.  33-29838    and 811-
                          5843)
                    (x)          The Registrant hereby incorporates
                          by   reference  the  conformed  copy  of    the
                          Agreement  for  Administrative   Services, with
                          Exhibit 1 and   Amendments  1  and  2 attached,
                          between     Federated  Administrative  Services
                          and the Registrant  from Item   23(h)(iv)of the
                          Federated   Total     Return    Series,    Inc.
                          Registration    Statement  on  Form N-1A, filed
                          with    the  Commission on November  29,  2004.
                          (File Nos. 33-50773 and 811-7115);
                    (xi)         The   Registrant   hereby   incorporates
                                 he conformed  copy of the Second Amended
                                 and  Restated Services  Agreement,  with
                                 Schedule  1  revised  6/30/04, form Item
                                 23(h) (vii) of Cash Trust  Series,  Inc.
                                 Registration  Statement  on  Form  N-1A,
                                 filed  with  the  Commission on July 29,
                                 2004. (File Nos. 33-29838 and 811-5843)
                    (xii)        The Registrant hereby  incorporates  the
                                 conformed    copy   of   the   Financial
                                 Agreement,  with   attached   Exhibit  A
                                 revised 6/30/04, from Item (h) (viii) of
                                 the Cash Trust Series, Inc. Registration
                                 Statement  on Form N-1a, filed with  the
                                 Commission on  July 29, 2004. (file Nos.
                                 33-29838 and 8115843)
                 (xiii)          The Registrant hereby  incorporates  the
                                 conformed  copy  of  the Transfer Agency
                                 and   Service  Agreement   between   the
                                 Federated  Funds  and  State Street Bank
                                 and Trust company form Item  23(h)  (ix)
                                 of the Federated Total Return Government
                                 Bond Fund Registration Statement on form
                                 N-A,  filed with the Commission on April
                                 28, 2005.  (File  Nos. 33-60411 and 811-
                                 07309).
                (xiv)            The  Registrant hereby  incorporates  by
                                 reference    the   conformed   copy   of
                                 Amendment No.  3  to  the  Agreement for
                                 Administrative Services Company  and the
                                 Registrant dated June 1, 2005, from Item
                                 23  (h)  (ii)  of the Cash Trust Series,
                                 Inc. Registration  Statement  on Form N-
                                 1A,  filed  with the Commission on  July
                                 27, 2005. (File  Nos.  33-2983  and 811-
                                 5843).
             (i)                 Conformed copy of the Opinion and
                          Consent  of  Counsel as to legality of   shares
                          being registered; (17)
             (j)                 Conformed copy of Consent of Independent
                                 Auditors; (32)
             (k)                 Not applicable;
             (l)                 Copy of Initial Capital Understanding;
                                 (2)
             (m)    (i)          Conformed copy of Rule 12b-1 Plan of the
                                 Registrant; (30)
                    (ii)         The responses described in Item
                                 23(e)(iii) are hereby incorporated by
                                 reference;
              (n)                The Registrant hereby incorporates the Copy of
                                 the Multiple Class Plan and attached Exhibits
                                 from Item (n) of the Federated Short-Term
                                 Municipal Trust Registration Statement on Form
                                 N-1A, filed with the Commission on August 28,
                                 2006. (File Nos. 2-72277 and 811-3181)
             (o)   (i)           Conformed copy of Power of Attorney of
                                 the Registrant; (25)
                    (ii)         Conformed copy of Power of Attorney of
                                 Chief Investment Officer of the
                                 Registrant; (27)
                    (iii)        Conformed copy of Power of Attorney of
                                 Treasurer of the Registrant; (32)
                    (iv)         Conformed copy of Power of Attorney of
                                 Director of the Registrant; (32)
                    (v)          Conformed copy of Power of Attorney of
                                 Director of the Registrant, James F.
                                 Will; (33)
             (p)                 The Registrant hereby incorporates the
                                 conformed copy of the Code of Ethics for Access Persons from Item 23(p) of the
                                 Money Market Obligations Trust
                                 Registration Statement on Form N-1A
                                 filed with the Commission on February
                                 26, 2004. (File Nos. 33-31602 and 811-
                                 5950).

Item 24.     Persons Controlled By or Under Common Control with the
             Funds:

             None

Item 25.     Indemnification: (13)


+      All Exhibits have been filed electronically.

2.     Response is incorporated by reference to Registrant's Pre-
       Effective Amendment No. 1 on Form N-1 filed August 17, 1984 (File
       Nos. 2-91776 and 811-3984).
10.    Response is incorporated by reference to Registrant's Post-
       Effective Amendment No. 13 on Form N-1A filed February 13, 1991
       (File Nos. 2-91776 and 811-3984).
13. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 17 on Form N-1A filed February 2, 1993 (File Nos. 2- 91776 and 811-3984).
14.    Response is incorporated by reference to Registrant's Post-
       Effective Amendment No. 20 on Form N-1A filed July 29, 1994
       (File Nos. 2-91776 and 811-3984).
15.    Response is incorporated by reference to Registrant's Post-
       Effective Amendment No. 23 on Form N-1A filed February 9, 1995
       (File Nos. 2-91776 and 811-3984).
16.    Response is incorporated by reference to Registrant's Post-
       Effective Amendment No. 27 on Form N-1A filed January 31, 1996
       (File Nos. 2-91776 and 811-3984).
17.    Response is incorporated by reference to Registrant's Post-
       Effective Amendment No. 28 on Form N-1A filed April 25, 1996
       (File Nos. 2-91776 and 811-3984).
19.    Response is incorporated by reference to Registrant's Post-
       Effective Amendment No. 31 on Form N-1A filed November 24, 1997
       (File Nos. 2-91776 and 811-3984).
20. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 32 on Form N-1A filed January 28, 1998
       (File Nos. 2-91776 and 811-3984).
21.    Response is incorporated by reference to Registrant's Post-
       Effective Amendment No. 33 on Form N-1A filed November 30, 1998
       (File Nos. 2-91776 and 811-3984).
23. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 36 on Form N-1A filed March 30, 2000 (File
       Nos. 2-91776 and 811-3984).
25. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 38 on Form N-1A filed January 29, 2001
       (File Nos. 2-91776 and 811-3984).
26. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 39 on Form N-1A filed January 28, 2002
       (File Nos. 2-91776 and 811-3984).
27. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 40 on Form N-1A filed January 28, 2003
       (File Nos. 2-91776 and 811-3984).
28. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 41 on Form N-1A filed November 26, 2003
       (File Nos. 2-91776 and 811-3984).
29. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 42 on Form N-1A filed February 2, 2004(File Nos. 2-91776 and 811-3984).
30. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 44 on Form N-1A filed January 1, 2005(File Nos. 2-
       91776 and 811-3984).
31. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 45 on Form N-1A filed November 22, 2005(File Nos. 2-
       91776 and 811-3984).
32. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 46 on Form N-1A filed January 29, 2006
       (File Nos. -2-91776 and 811-3984).
33. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 47 on Form N-1A filed November 15, 2006
       (File Nos. -2-91776 and 811-3984).

Item 26.     Business and Other Connections of Investment Adviser:

             For a description of the other business of the investment adviser, see the section entitled "Who Manages the Fund?" in Part A. The affiliations with the Registrant of two of the Trustees and two of the Officers of the investment adviser are included in Part B of this Registration Statement under "Who Manages and Provides Services to the Fund?" The remaining Trustees of the investment adviser and, in parentheses, their principal occupations are:
             Thomas R. Donahue, (Chief Financial Officer, Federated Investors, Inc.), 1001 Liberty Avenue, Pittsburgh, PA, 15222-3779 and Mark D. Olson (a principal of the firm, Mark D. Olson & Company, L.L.C. and Partner, Wilson, Halbrook & Bayard, P.A.), 800 Delaware Avenue, P.O. Box 2305, Wilmington, DE 19899-2305.

The remaining Officers of the investment adviser are:

President/ Chief Executive Officer
and Trustee:                                         Keith M. Schappert

Vice Chairman:                                       William D. Dawson, III

Senior Vice Presidents:                              J. Scott Albrecht
                                                     Joseph M. Balestrino
                                                     Jonathan C. Conley
                                                     Deborah A. Cunningham
                                                     Mark E. Durbiano
                                                     Donald T. Ellenberger
                                                     Susan R. Hill
                                                     Robert M. Kowit
                                                     Jeffrey A. Kozemchak
                                                     Mary Jo Ochson
                                                     Robert J. Ostrowski
                                                     Richard Tito
                                                     Paige Wilhelm

Vice Presidents:                                     Todd A. Abraham
                                                     Randall S. Bauer
                                                     Nancy J.Belz
                                                     G. Andrew Bonnewell
                                                     Karol Crummie
                                                     Lee R. Cunningham, II
                                                     B. Anthony Delserone,Jr.
Eamonn G. Folan
                                                     William Ehling
                                                     Richard J. Gallo
                                                     John T. Gentry
                                                     Kathyrn P. Glass
                                                     Patricia L. Heagy
                                                     William R. Jamison
                                                     Nathan H. Kehm
                                                     John C. Kerber
                                                     J. Andrew Kirschler
                                                     Marian R. Marinack
                                                     Kevin McCloskey
                                                     John W. McGonigle
                                                     Natalie F. Metz
                                                     Thomas J. Mitchell
                                                     Joseph M. Natoli
                                                     Bob Nolte
                                                     Mary Kay Pavuk
                                                     Jeffrey A. Petro
                                                     John Polinski
                                                     Ihab L. Salib
                                                     Roberto Sanchez-Dahl, Sr.
                                                     John Sidawi
                                                     Michael W. Sirianni, Jr.
                                                     Christopher Smith
                                                     Timothy G. Trebilcock
                                                     Paolo H. Valle
                                                     Stephen J. Wagner
                                                     George B. Wright

Assistant Vice Presidents:                           Hanan Callas
                                                     Jerome Conner
                                                     James R. Crea, Jr.
                                                     Richard Cumberledge
                                                     Jason DeVito
                                                     Timothy Gannon
                                                     James Grant
                                                     Tracey L. Lusk
                                                     Ann Manley
                                                     Karl Mocharko
                                                     Joseph Mycka
                                                     Nick Navari
                                                     Gene Neavin
                                                     Liam O'Connell
                                                     Rae Ann Rice
                                                     Brian Ruffner
                                                     Kyle D. Stewart
                                                     Mary Ellen Tesla
                                                     Nichlas S. Tripodes
                                                     Mark Weiss

Secretary:                                           G. Andrew Bonnewell

Treasurer:                                           Thomas R. Donahue


Assistant Treasurer:                                 Denis McAuley, III

             The business address of each of the Officers of the investment adviser is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, Pennsylvania 15222-3779. These individuals are also officers of a majority of the investment advisers to the investment companies in the Federated Fund Complex described in Part B of this Registration Statement.

Item 27.     Principal Underwriters:

   (a) Federated Securities Corp. the Distributor for shares of the Registrant, acts as principal underwriter for the following open-end investment companies, including the Registrant:

                    Cash Trust Series, Inc.; Cash Trust Series II; Federated Adjustable Rate Securities Fund; Federated American Leaders Fund, Inc.; Federated Core Trust; Federated Core Trust II, L.P.; Federated Equity Funds; Federated Equity Income Fund, Inc.; Federated Fixed Income Securities, Inc.; Federated GNMA Trust; Federated Government Income Securities, Inc.; Federated High Income Bond Fund, Inc.; Federated High Yield Municipal Income Fund; Federated High Yield Trust; Federated Income Securities Trust; Federated Income Trust; Federated Index Trust; Federated Institutional Trust; Federated Insurance Series; Federated Intermediate Government Fund, Inc. Federated International Series, Inc.; Federated Investment Series Funds, Inc.; Federated Managed Allocation Portfolios; Federated Municipal High Yield Advantage Fund, Inc.; Federated Municipal Securities Fund, Inc.; Federated Municipal Securities Income Trust; Federated Premier Intermediate Municipal Income Fund; Federated Premier Municipal Income Fund; Federated Short-Term Municipal Trust; Federated Stock and Bond Fund, Inc.; Federated Stock Trust; Federated Total Return Government Bond Fund; Federated Total Return Series, Inc.; Federated U.S. Government Bond Fund; Federated U.S. Government Securities Fund: 1-3 Years; Federated U.S. Government Securities Fund: 2-5 Years; Federated World Investment Series, Inc.; Intermediate Municipal Trust; Edward Jones Money Market Fund and Money Market Obligations Trust.


         (b)

          (1)                          (2)                           (3)
Positions and Offices                                      Positions and Offices
  With Distributor                     Name                    With Registrant
_____________________           _________________          ____________________

Chairman:                       Richard B. Fisher          Vice President

President-Institutional
Sales and Director:             John B. Fisher

Executive Vice
Vice President, Assistant
Secretary and Director:         Thomas R. Donahue

President-Broker/Dealer
And Director:                   James F. Getz

Vice President and Director:    Peter J. Germain

Treasurer and Director:         Denis McAuley III

Senior Vice Presidents:         Mark W. Bloss
                                Richard W. Boyd
                                Laura M. Deger
                                Peter W. Eisenbrandt
                                Theodore Fadool, Jr.
                                Christopher Fives
                                James S. Hamilton
                                James M. Heaton
                                Harry J. Kennedy
                                Anne H. Kruczek
                                Amy Michaliszyn
                                Keith Nixon
                                Solon A. Person, IV
                                Colin B. Starks
                                Thomas E. Territ
                                Robert F. Tousignant
                                Paul Uhlman

Vice Presidents:                Irving Anderson
                                Dan Berry
                                John B. Bohnet
                                Edward R. Bozek
                                Jane E. Broeren-Lambesis
                                Bryan Burke
                                Craig Burness
                                David J. Callahan
                                Mark Carroll
                                Dan Casey
                                Scott Charlton
                                Steven R. Cohen
                                James Conely
                                Kevin J. Crenny
                                G. Michael Cullen
                                Beth C. Dell
                                Ron Dorman
                                Donald C. Edwards
                                Lee England
                                Timothy Franklin
                                Jamie Getz
                                Scott Gundersen
                                Dayna C. Haferkamp
                                Raymond J. Hanley
                                Vincent L. Harper, Jr.
                                Bruce E. Hastings
                                Christopher L. Johnston
                                Stephen Kittel
                                Michael W. Koenig
                                Ed Koontz
                                Christopher A. Layton
                                Michael H. Liss
                                Michael R. Manning
                                Michael Marcin
                                Martin J. McCaffrey
                                Mary A. McCaffrey
                                Richard C. Mihm
                                Chris Milliken
                                Vincent T. Morrow
                                Doris T. Muller
                                Alec H. Neilly
                                Rebecca Nelson
                                James E. Ostrowski
                                Mark Patsy
                                Thomas A. Peter III
                                Robert F. Phillips
                                Chris Randal
                                Josh Rasmussen
                                Richard A. Recker
                                Christopher Renwick
                                Diane M. Robinson
                                Brian S. Ronayne
                                Timothy A. Rosewicz
                                Thomas S. Schinabeck
                                Edward J. Segura
                                Peter Siconolfi
                                Edward L. Smith
                                John A. Staley
                                Jeffrey A. Stewart
                                Mark Strubel
                                Kevin Stutz
                                William C. Tustin
                                Michael Vahl
                                G. Walter Whalen
                                Stephen White
                                Jeff Wick
                                Patrick M. Wiethorn
                                Lewis Williams
                                Edward J. Wojnarowski
                                Michael P. Wolff

Assistant Vice Presidents:      Lisa A. Toma
                                Robert W. Bauman
                                Charles L. Davis, Jr.
                                Brian F. Palusa
                                William Rose

Secretary:                      C. Todd Gibson

The business address of each of the Officers of Federated Securities Corp. is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, Pennsylvania 15222-3779.

          (c)     Not applicable

Item 28.     Location of Accounts and Records:

All accounts and records required to be maintained by Section 31(a) of the Investment Company Act of 1940 and Rules 31a-1 through 31a-3 promulgated thereunder are maintained at one of the following locations:

Federated International.......................Reed Smith LLP
Series, Inc. ("Registrant")                   Investment Management
...............................................Group (IMG)
...............................................Federated Investors Tower
...............................................12th Floor
...............................................1001 Liberty Avenue
...............................................Pittsburgh, PA  15222-3779
                                            (Notices should be sent to the Agent
                                            for Service at above address)

...............................................Federated Investors Funds
...............................................5800 Corporate Drive
...............................................Pittsburgh, PA  15237-7000

State Street Bank and.........................P.O. Box 8600
Trust Company("Custodian,.....................Boston, MA 02266-8600
Transfer Agent and Dividend
Disbursing Agent")............................

Federated Services Company....................Federated Investors Tower
("Administrator").............................1001 Liberty Avenue
...............................................Pittsburgh, PA 15222-3779

Federated Global Investment
Management Corp...............................450 Lexington Avenue, Suite
                                              3700, New York, NY 10017-3943


Federated Investment Management Company.......Federated Investors Tower
("Adviser")...................................1001 Liberty Avenue
...............................................Pittsburgh, PA 15222-3779


Item 29.     Management Services:             Not applicable.

Item 30.     Undertakings:

             Registrant hereby undertakes to comply with the provisions of Section 16(c) of the 1940 Act with respect to the removal of Directors and the calling of special shareholder meetings by shareholders.

                               SIGNATURES
       Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, FEDERATED INTERNATIONAL SERIES, INC., has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Pittsburgh and Commonwealth of Pennsylvania, on the 11th day of January, 2007.


                  FEDERATED INTERNATIONAL SERIES, INC.

                    BY: /s/ Andrew Cross
                    Andrew P. Cross, Assistant Secretary
                    January 11, 2007

    Pursuant to the requirements of the Securities Act of 1933, this Amendment to its Registration Statement has been signed below by the following person in the capacity and on the date indicated:

    NAME                               TITLE                      DATE


By: /s/ Andrew P. Cross                Attorney in Fact        January 11, 2007
Andrew P. Cross                        for the Persons
ASSISTANT SECRETARY                    Listed Below

    NAME                                   TITLE

J. Christopher Donahue*                President and Director
                                       (Principal Executive Officer)

Richard A. Novak*                      Treasurer

Robert J. Ostrowski*                   Chief Investment Officer

Stephen F. Auth*                       Chief Investment Officer

John F. Donahue*                       Director

Thomas G. Bigley*                      Director

John T. Conroy, Jr.*                   Director

Nicholas P. Constantakis*              Director

John F. Cunningham*                    Director

Lawrence D. Ellis, M.D.*               Director

Peter E. Madden*                       Director

Charles F. Mansfield, Jr.*             Director

John E. Murray, Jr., J.D., S.J.D.*     Director

Thomas O'Neill*                        Director

Marjorie P. Smuts*                     Director

James F. Will*                         Director

John S. Walsh*                         Director

* By Power of Attorney